Fair Value Measurement Hierarchy - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022 INR (₨)
Disclosure of fair value measurement hierarchy [abstract]
Transfer between level one and level two under fair value hierarchy	₨ 0
Transfer into or out of level three under fair value hierarchy	₨ 0